Derivatives and hedging activities (Details 6) SFr in Billions	Dec. 31, 2019 CHF (SFr)
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 15.2
Hedged Liability, Fair Value Hedge	65.8
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	0.1
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	1.2
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.7
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	SFr 0.3